Business combination (Details 4) (Xinbaoyuan and Baohong, CNY)	1 Months Ended	12 Months Ended
	Jul. 31, 2010 item	Dec. 31, 2012	Jul. 31, 2011
Business combination disclosures
Business Acquisition, Cost of Acquired Entity, Purchase Price	192,300,000
Percentage of voting interests acquired	55.00%
Business Acquisition Cost Of Acquired Entity Cash Paid	110,000,000
Business Acquisition Contingent Consideration	82,300,000
Number of installments for contingent consideration payment	4
Allocation of purchase price
Other identifiable tangible assets and liabilities	10,785,000
Identifiable net assets acquired	72,454,000
Cash consideration	110,000,000
Contingent consideration	79,810,000
Noncontrolling interest at fair value	104,350,000
Goodwill	221,706,000
Goodwill measurement period adjustment		0
Business Acquisition Contingent Consideration Paid			54,750,000
TV series right
Allocation of purchase price
Identifiable intangible assets	51,609,000
Others
Allocation of purchase price
Identifiable intangible assets	10,060,000
Weighted average amortization period at the acquisition date	5 years 3 months